Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000102898
Shareholder Report [Line Items]
Fund Name	VanEck BDC Income ETF
Class Name	VanEck BDC Income ETF
Trading Symbol	BIZD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck BDC Income ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck BDC Income ETF	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,218,985,319
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,339,543
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,218,985,319 Number of Portfolio Holdings29 Portfolio Turnover Rate10% Advisory Fees Paid$2,339,543
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.1%
Other Investments		0.8%
Financials		99.1%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.0%

Exposure Basis Explanation [Text Block]	Includes unrealized appreciation (depreciation) on total return swap contracts of 0.0%
Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Ares Capital Corp.	21.6%
FS KKR Capital Corp.	9.2%
Blue Owl Capital Corp.	8.9%
Blackstone Secured Lending Fund	8.7%
Hercules Capital, Inc.	4.7%
Main Street Capital Corp.	4.7%
Golub Capital BDC, Inc.	4.6%
Sixth Street Specialty Lending, Inc.	3.6%
Prospect Capital Corp.	3.6%
Morgan Stanley Direct Lending Fund	3.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000101627
Shareholder Report [Line Items]
Fund Name	VanEck CEF Muni Income ETF
Class Name	VanEck CEF Muni Income ETF
Trading Symbol	XMPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck CEF Muni Income ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CEF Muni Income ETF	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 228,610,728
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 462,613
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$228,610,728 Number of Portfolio Holdings56 Portfolio Turnover Rate5% Advisory Fees Paid$462,613
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Municipal Fixed Income		99.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Nuveen Quality Municipal Income Fund	8.0%
Nuveen AMT-Free Quality Municipal Income Fund	8.0%
Nuveen AMT-Free Municipal Credit Income Fund	7.9%
Nuveen Municipal Credit Income Fund	7.8%
BlackRock Municipal 2030 Target Term Trust	5.1%
Nuveen Municipal Value Fund, Inc.	4.7%
Nuveen Municipal High Income Opportunity Fund	2.7%
BlackRock MuniYield Quality Fund III, Inc.	2.4%
BlackRock Municipal Income Fund, Inc.	2.3%
BlackRock MuniYield Quality Fund, Inc.	2.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000146000
Shareholder Report [Line Items]
Fund Name	VanEck China Bond ETF
Class Name	VanEck China Bond ETF
Trading Symbol	CBON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck China Bond ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Bond ETF	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 22,430,460
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$22,430,460 Number of Portfolio Holdings35 Portfolio Turnover Rate68% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		3.0%
Industrials		5.0%
Energy		8.0%
Government		21.6%
Utilities		23.3%
Financials		39.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Guangdong Hengjian Investment Holding Co. Ltd., 3.28%, 1/14/2027	6.4%
China Government Bond, 2.29%, 12/25/2024	5.6%
China Everbright Bank Co. Ltd., 2.72%, 9/25/2026	5.0%
Bank of Communications Co. Ltd., 2.70%, 9/26/2026	5.0%
China Railway Group Ltd., 2.58%, 8/3/2025	5.0%
China Government Bond, 1.99%, 4/9/2025	4.9%
China Three Gorges Corp., 4.15%, 5/11/2026	4.7%
China Huaneng Group Co. Ltd., 3.95%, 4/21/2026	4.7%
China Government Bond, 2.67%, 11/25/2033	4.5%
China Petroleum & Chemical Corp., 3.20%, 7/27/2026	4.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000112445
Shareholder Report [Line Items]
Fund Name	VanEck Emerging Markets High Yield Bond ETF
Class Name	VanEck Emerging Markets High Yield Bond ETF
Trading Symbol	HYEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Emerging Markets High Yield Bond ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets High Yield Bond ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 409,490,994
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 774,628
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$409,490,994 Number of Portfolio Holdings522 Portfolio Turnover Rate16% Advisory Fees Paid$774,628
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.0%
Real Estate		2.7%
Government		2.9%
Healthcare		3.5%
Consumer Non-Cyclicals		3.6%
Technology		3.9%
Consumer Cyclicals		4.4%
Utilities		7.7%
Industrials		9.9%
Basic Materials		11.5%
Energy		18.4%
Financials		29.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Industrial & Commercial Bank of China Ltd., 3.20% (Perpetual)	2.2%
Provincia de Buenos Aires, 6.62%, 9/1/2037	1.3%
Bank of Communications Co. Ltd., 3.80% (Perpetual)	1.0%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	1.0%
Southern Gas Corridor CJSC, 6.88%, 3/24/2026	0.8%
Samarco Mineracao SA, 9.00%, 6/30/2031	0.6%
First Quantum Minerals Ltd., 9.38%, 3/1/2029	0.6%
DP World Salaam, 6.00% (Perpetual)	0.6%
First Quantum Minerals Ltd., 6.88%, 10/15/2027	0.6%
Ecopetrol SA, 8.88%, 1/13/2033	0.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000112461
Shareholder Report [Line Items]
Fund Name	VanEck Fallen Angel High Yield Bond ETF
Class Name	VanEck Fallen Angel High Yield Bond ETF
Trading Symbol	ANGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Fallen Angel High Yield Bond ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fallen Angel High Yield Bond ETF	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 3,048,697,553
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 3,837,587
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,048,697,553 Number of Portfolio Holdings123 Portfolio Turnover Rate12% Advisory Fees Paid$3,837,587
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.9%
Other Investments		0.5%
Utilities		1.2%
Healthcare		4.0%
Basic Materials		5.3%
Consumer Non-Cyclicals		6.7%
Industrials		7.0%
Financials		8.6%
Real Estate		10.2%
Energy		12.1%
Technology		17.7%
Consumer Cyclicals		24.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Vodafone Group Plc, 7.00%, 4/4/2079	3.8%
Newell Brands, Inc., 5.70%, 4/1/2026	3.6%
Entegris, Inc., 4.75%, 4/15/2029	2.8%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	2.5%
Dresdner Funding Trust I, 8.15%, 6/30/2031	2.0%
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.62%, 4/16/2029	1.6%
EQM Midstream Partners LP, 5.50%, 7/15/2028	1.5%
Standard Chartered Plc, 7.01%, 7/30/2037	1.4%
Rogers Communications, Inc., 5.25%, 3/15/2082	1.3%
Nordstrom, Inc., 5.00%, 1/15/2044	1.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000176891
Shareholder Report [Line Items]
Fund Name	VanEck Green Bond ETF
Class Name	VanEck Green Bond ETF
Trading Symbol	GRNB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Green Bond ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Bond ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 106,809,265
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 100,074
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$106,809,265 Number of Portfolio Holdings410 Portfolio Turnover Rate7% Advisory Fees Paid$100,074
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.7%
Other Investments		1.2%
Energy		1.5%
Consumer Non-Cyclicals		1.7%
Industrials		2.2%
Mortgage Securities		3.4%
Technology		4.4%
Consumer Cyclicals		5.1%
Basic Materials		5.1%
Real Estate		7.7%
Government		10.8%
Utilities		20.0%
Financials		35.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

European Investment Bank, 3.75%, 2/14/2033	1.3%
European Investment Bank, 4.38%, 10/10/2031	1.1%
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026	1.0%
Ford Motor Co., 3.25%, 2/12/2032	0.9%
Gaci First Investment Co., 5.25%, 10/13/2032	0.8%
Industrial & Commercial Bank of China Ltd., 5.44%, 10/25/2026	0.8%
Turkiye Government International Bond, 9.12%, 7/13/2030	0.7%
European Investment Bank, 2.88%, 6/13/2025	0.7%
JPMorgan Chase & Co., 6.07%, 10/22/2027	0.7%
Hong Kong Government International Bond, 4.00%, 6/7/2033	0.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000053010
Shareholder Report [Line Items]
Fund Name	VanEck High Yield Muni ETF
Class Name	VanEck High Yield Muni ETF
Trading Symbol	HYD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck High Yield Muni ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck High Yield Muni ETF	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 3,135,101,594
Holdings Count | Holding	1,487
Advisory Fees Paid, Amount	$ 4,958,017
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,135,101,594 Number of Portfolio Holdings1,487 Portfolio Turnover Rate7% Advisory Fees Paid$4,958,017
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.7%
Other Investments		2.3%
Transportation		1.1%
Water & Sewer		1.4%
Miscellaneous		1.5%
Airport		2.1%
Power		2.7%
State GO		2.7%
Utilities		2.8%
Multi-Family Housing		3.3%
Leasing COPS & Appropriations		4.2%
Toll & Turnpike		4.5%
Tobacco		4.6%
Health		7.3%
Local GO		8.6%
Education		9.7%
Tax		12.2%
Hospitals		12.4%
Industrial Development Revenue		14.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/2058	1.2%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 6/1/2055	1.0%
Puerto Rico Sales Tax Rev Restructed BDS Cofina A-1, 0.00%, 7/1/2051	0.9%
Puerto Rico Sales Tax Financing Corp., 4.33%, 7/1/2040	0.8%
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/2053	0.8%
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., 4.00%, 7/15/2041	0.7%
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project, 5.45%, 9/1/2052	0.7%
Inland Empire Tobacco Securitization Authority, Series C-2, 0.00%, 6/1/2047	0.6%
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	0.6%
Tobacco Settlement Financing Corp., 5.00%, 6/1/2046	0.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000218865
Shareholder Report [Line Items]
Fund Name	VanEck HIP Sustainable Muni ETF
Class Name	VanEck HIP Sustainable Muni ETF
Trading Symbol	SMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck HIP Sustainable Muni ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck HIP Sustainable Muni ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 11,575,483
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 14,936
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$11,575,483 Number of Portfolio Holdings36 Portfolio Turnover Rate4% Advisory Fees Paid$14,936
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		4.1%
Power		2.1%
Miscellaneous		2.2%
Utilities		2.2%
Leasing COPS & Appropriations		4.3%
Transportation		4.4%
Toll & Turnpike		5.1%
Airport		7.6%
Education		7.6%
Water & Sewer		7.9%
Tax		9.3%
State GO		9.7%
Hospitals		13.5%
Local GO		20.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Wylie Independent School District, 5.00%, 8/15/2039	4.8%
City and County of Honolulu, Wastewater System, 4.00%, 7/1/2033	4.4%
Port Authority of New York & New Jersey, 5.00%, 11/15/2042	4.4%
City of Los Angeles Department of Airports, 5.00%, 5/15/2051	4.3%
Dallas Independent School District, Unlimited Tax School Building, 4.00%, 2/15/2054	4.2%
New York City Municipal Water Finance Authority, Water & Sewer System, 5.00%, 6/15/2039	3.5%
San Francisco City & County, International Airport, 5.00%, 5/1/2034	3.4%
Commonwealth of Massachusetts, 5.00%, 11/1/2024	3.1%
Arizona Industrial Development Authority, Educational Facility, KIPP NYC Public Charter Schools - Macombs Facility Project, 4.00%, 7/1/2051	3.1%
Pennsylvania Turnpike Commission, 5.00%, 12/1/2051	3.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000088892
Shareholder Report [Line Items]
Fund Name	VanEck IG Floating Rate ETF
Class Name	VanEck IG Floating Rate ETF
Trading Symbol	FLTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck IG Floating Rate ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck IG Floating Rate ETF	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 1,742,854,322
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 1,169,624
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,742,854,322 Number of Portfolio Holdings294 Portfolio Turnover Rate54% Advisory Fees Paid$1,169,624
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.2%
Other Investments		1.5%
Real Estate		1.1%
Energy		1.2%
Industrials		2.6%
Consumer Cyclicals		5.7%
Financials		86.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

JPMorgan Chase & Co., 6.20%, 2/24/2028	1.5%
Goldman Sachs Group, Inc., 6.63%, 10/28/2027	1.4%
Wells Fargo & Co., 5.91%, 4/22/2028	1.4%
Morgan Stanley Bank NA, 5.53%, 10/15/2027	1.2%
Morgan Stanley Bank NA, 5.78%, 7/14/2028	1.2%
Australia & New Zealand Banking Group Ltd., 5.65%, 1/18/2027	1.2%
National Australia Bank Ltd., 5.53%, 6/11/2027	1.2%
Goldman Sachs Bank USA, 5.78%, 5/21/2027	1.2%
Macquarie Bank Ltd., 5.77%, 7/2/2027	1.1%
Banco Santander SA, 5.96%, 7/15/2028	1.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000053007
Shareholder Report [Line Items]
Fund Name	VanEck Intermediate Muni ETF
Class Name	VanEck Intermediate Muni ETF
Trading Symbol	ITM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Intermediate Muni ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Intermediate Muni ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,934,557,419
Holdings Count | Holding	1,294
Advisory Fees Paid, Amount	$ 1,666,012
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,934,557,419 Number of Portfolio Holdings1,294 Portfolio Turnover Rate6% Advisory Fees Paid$1,666,012
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.3%
Other Investments		2.6%
Multi-Family Housing		1.3%
Airport		1.8%
Miscellaneous		2.0%
Leasing COPS & Appropriations		4.2%
Utilities		4.5%
Transportation		5.1%
Toll & Turnpike		5.5%
Power		6.4%
Education		6.9%
Water & Sewer		7.3%
Hospitals		7.6%
Tax		14.1%
Local GO		14.6%
State GO		14.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

California Community Choice Financing Authority, Clean Energy, 5.00%, 8/1/2055	0.6%
State of California, Various Purpose, 4.00%, 3/1/2036	0.5%
California Community Choice, Financing Authority Clean Energy Project, 4.00%, 2/1/2052	0.5%
State of California, 5.25%, 8/1/2032	0.3%
California Community Choice Financing Authority, Clean Energy Project, 5.25%, 1/1/2054	0.3%
New York City Transitional Finance Authority, Future Tax Secured Subordinate-1, 4.00%, 11/1/2030	0.3%
New York City Municipal Water Finance Authority, 5.00%, 6/15/2034	0.3%
California Housing Finance Agency, 3.75%, 3/25/2035	0.3%
Energy Southeast A Cooperative District, Energy Supply, 5.50%, 11/1/2053	0.3%
South Carolina Jobs-Economic Development Authority, Novant Health, Inc., 5.00%, 11/1/2034	0.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000102897
Shareholder Report [Line Items]
Fund Name	VanEck International High Yield Bond ETF
Class Name	VanEck International High Yield Bond ETF
Trading Symbol	IHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck International High Yield Bond ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck International High Yield Bond ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 25,407,224
Holdings Count | Holding	382
Advisory Fees Paid, Amount	$ 54,190
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$25,407,224 Number of Portfolio Holdings382 Portfolio Turnover Rate14% Advisory Fees Paid$54,190
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.6%
Other Investments		0.8%
Real Estate		2.1%
Consumer Non-Cyclicals		3.3%
Healthcare		5.2%
Utilities		6.4%
Basic Materials		8.0%
Consumer Cyclicals		8.2%
Energy		10.6%
Industrials		12.2%
Technology		12.4%
Financials		29.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Industrial & Commercial Bank of China Ltd., 3.20% (Perpetual)	1.2%
UniCredit SpA, 2.73%, 1/15/2032	0.8%
Electricite de France SA, 3.38% (Perpetual)	0.8%
SoftBank Group Corp., 6.88% (Perpetual)	0.8%
SoftBank Group Corp., 5.12%, 9/19/2027	0.8%
Huarong Finance 2017 Co. Ltd., 4.25%, 11/7/2027	0.8%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 7/15/2028	0.7%
Vodafone Group Plc, 8.00%, 8/30/2086	0.6%
Petrobras Global Finance BV, 6.25%, 12/14/2026	0.5%
Jerrold Finco Plc, 5.25%, 1/15/2027	0.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000088891
Shareholder Report [Line Items]
Fund Name	VanEck J.P. Morgan EM Local Currency Bond ETF
Class Name	VanEck J.P. Morgan EM Local Currency Bond ETF
Trading Symbol	EMLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck J.P. Morgan EM Local Currency Bond ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck J.P. Morgan EM Local Currency Bond ETF	$16	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
AssetsNet	$ 2,821,773,154
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 3,698,643
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,821,773,154 Number of Portfolio Holdings435 Portfolio Turnover Rate19% Advisory Fees Paid$3,698,643
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		3.0%
Other Investments		0.2%
Financials		6.0%
Government		90.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Brazil Letras do Tesouro Nacional, 0.00%, 7/1/2026	1.1%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/2026	1.0%
Republic of South Africa Government Bond, 8.75%, 2/28/2048	0.8%
Republic of South Africa Government Bond, 8.00%, 1/31/2030	0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2029	0.8%
Turkiye Government Bond, 26.20%, 10/5/2033	0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	0.8%
Republic of South Africa Government Bond, 8.88%, 2/28/2035	0.8%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/2025	0.7%
Republic of South Africa Government Bond, 8.25%, 3/31/2032	0.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000053008
Shareholder Report [Line Items]
Fund Name	VanEck Long Muni ETF
Class Name	VanEck Long Muni ETF
Trading Symbol	MLN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Long Muni ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long Muni ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 539,094,072
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 597,518
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$539,094,072 Number of Portfolio Holdings593 Portfolio Turnover Rate4% Advisory Fees Paid$597,518
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.8%
Other Investments		1.1%
Miscellaneous		1.0%
Health		1.1%
Industrial Development Revenue		1.1%
Multi-Family Housing		1.6%
Airport		2.4%
Utilities		3.0%
Power		3.2%
Leasing COPS & Appropriations		4.1%
Transportation		4.8%
Single Family Housing		4.9%
State GO		5.3%
Toll & Turnpike		6.3%
Education		7.4%
Water & Sewer		8.5%
Tax		14.0%
Hospitals		14.2%
Local GO		14.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

North Carolina Turnpike Authority, Triangle Expressway System, 5.00%, 1/1/2058	0.7%
Los Angeles County, Public Works Financing Authority, 5.25%, 12/1/2041	0.7%
New York State Dormitory Authority, White Plants Hospital, 5.50%, 10/1/2054	0.5%
Dallas Fort Worth International Airport, 4.00%, 11/1/2045	0.5%
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, 4.00%, 12/1/2041	0.4%
New York City Transitional Finance Authority, Future Tax Secured Subordinate, 5.50%, 5/1/2052	0.4%
State of California, Various Purpose, 5.00%, 9/1/2048	0.4%
Lamar Consolidated Independent School District, 5.50%, 2/15/2058	0.4%
City of San Antonio, Texas Electric & Gas Systems, 5.25%, 2/1/2054	0.4%
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, 5.25%, 5/15/2054	0.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000221911
Shareholder Report [Line Items]
Fund Name	VanEck Moody's Analytics BBB Corporate Bond ETF
Class Name	VanEck Moody's Analytics BBB Corporate Bond ETF
Trading Symbol	MBBB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Moody's Analytics BBB Corporate Bond ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics BBB Corporate Bond ETF	$13	0.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 9,685,269
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 11,002
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,685,269 Number of Portfolio Holdings211 Portfolio Turnover Rate31% Advisory Fees Paid$11,002
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.9%
Basic Materials		1.8%
Real Estate		2.4%
Energy		4.4%
Utilities		7.1%
Healthcare		7.5%
Industrials		8.9%
Consumer Cyclicals		11.4%
Consumer Non-Cyclicals		16.6%
Financials		17.5%
Technology		20.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

T-Mobile USA, Inc., 3.75%, 4/15/2027	1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/2045	1.5%
McDonald's Corp., 2.12%, 3/1/2030	1.4%
Verizon Communications, Inc., 4.33%, 9/21/2028	1.3%
Oracle Corp., 5.38%, 7/15/2040	1.3%
McDonald's Corp., 4.88%, 12/9/2045	1.2%
Time Warner Cable LLC, 7.30%, 7/1/2038	1.1%
Sabine Pass Liquefaction LLC, 5.88%, 6/30/2026	1.0%
Kroger Co., 4.90%, 9/15/2031	1.0%
Fiserv, Inc., 3.20%, 7/1/2026	1.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000221910
Shareholder Report [Line Items]
Fund Name	VanEck Moody's Analytics IG Corporate Bond ETF
Class Name	VanEck Moody's Analytics IG Corporate Bond ETF
Trading Symbol	MIG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Moody's Analytics IG Corporate Bond ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics IG Corporate Bond ETF	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 16,605,820
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 13,446
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,605,820 Number of Portfolio Holdings313 Portfolio Turnover Rate29% Advisory Fees Paid$13,446
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.7%
Other Investments		0.7%
Basic Materials		1.2%
Healthcare		4.5%
Industrials		6.4%
Energy		6.8%
Consumer Cyclicals		9.0%
Utilities		9.4%
Technology		17.6%
Consumer Non-Cyclicals		20.2%
Financials		22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

BNP Paribas SA, 5.12%, 1/13/2029	1.4%
AT&T, Inc., 3.80%, 12/1/2057	1.1%
Berkshire Hathaway Finance Corp., 4.20%, 8/15/2048	1.0%
Verizon Communications, Inc., 4.02%, 12/3/2029	1.0%
Visa, Inc., 3.15%, 12/14/2025	0.9%
Societe Generale SA, 1.49%, 12/14/2026	0.9%
T-Mobile USA, Inc., 3.88%, 4/15/2030	0.9%
Saudi Arabian Oil Co., 4.25%, 4/16/2039	0.8%
Centene Corp., 3.00%, 10/15/2030	0.8%
Sprint LLC, 7.62%, 3/1/2026	0.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000102386
Shareholder Report [Line Items]
Fund Name	VanEck Mortgage REIT Income ETF
Class Name	VanEck Mortgage REIT Income ETF
Trading Symbol	MORT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Mortgage REIT Income ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Mortgage REIT Income ETF	$23	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 292,026,173
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 575,179
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$292,026,173 Number of Portfolio Holdings26 Portfolio Turnover Rate17% Advisory Fees Paid$575,179
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		-%
Financial Services		100.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Annaly Capital Management, Inc.	12.4%
AGNC Investment Corp.	10.9%
Starwood Property Trust, Inc.	8.9%
Rithm Capital Corp.	7.3%
HA Sustainable Infrastructure Capital, Inc.	5.4%
Blackstone Mortgage Trust, Inc.	5.1%
Arbor Realty Trust, Inc.	5.1%
Ladder Capital Corp.	3.8%
Chimera Investment Corp.	3.3%
MFA Financial, Inc.	3.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000114511
Shareholder Report [Line Items]
Fund Name	VanEck Preferred Securities ex Financials ETF
Class Name	VanEck Preferred Securities ex Financials ETF
Trading Symbol	PFXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Preferred Securities ex Financials ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Preferred Securities ex Financials ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,953,653,010
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 3,584,784
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,953,653,010 Number of Portfolio Holdings100 Portfolio Turnover Rate14% Advisory Fees Paid$3,584,784
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.7%
Other Investments		2.8%
Investment Banking & Investment Services		1.5%
Diversified Retail		1.6%
Machinery; Equipment & Components		2.0%
Real Estate Operations		2.3%
Computers Phones & Household Electronics		3.7%
Multiline Utilities		4.3%
Chemicals		4.3%
Automobiles & Auto Parts		4.5%
Food & Tobacco		5.1%
Telecommunications Services		16.4%
Residential & Commercial REITs		24.3%
Electric Utilities & IPPs		26.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

NextEra Energy, Inc., 7.30%, 6/1/2027	4.5%
Albemarle Corp., 7.25%, 3/1/2027	4.3%
NextEra Energy, Inc., 6.93%, 9/1/2025	3.8%
Hewlett Packard Enterprise Co., 7.62%, 9/1/2027	3.7%
AT&T, Inc., 4.75%	3.0%
AT&T, Inc., 5.35%, 11/1/2066	2.7%
AT&T, Inc., 5.00%	2.2%
Duke Energy Corp., 5.75%	2.1%
Southern Co., 4.95%, 1/30/2080	1.9%
AT&T, Inc., 5.62%, 8/1/2067	1.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000119796
Shareholder Report [Line Items]
Fund Name	VanEck Short High Yield Muni ETF
Class Name	VanEck Short High Yield Muni ETF
Trading Symbol	SHYD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Short High Yield Muni ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short High Yield Muni ETF	$18	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 308,943,221
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 558,342
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$308,943,221 Number of Portfolio Holdings423 Portfolio Turnover Rate15% Advisory Fees Paid$558,342
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.2%
Other Investments		1.2%
Multi-Family Housing		1.5%
Transportation		1.5%
Toll & Turnpike		1.7%
Water & Sewer		2.3%
Miscellaneous		2.5%
Airport		3.0%
Leasing COPS & Appropriations		4.0%
State GO		5.8%
Health		6.1%
Power		6.1%
Utilities		6.2%
Education		6.8%
Tax		8.5%
Hospitals		8.6%
Local GO		10.1%
Industrial Development Revenue		21.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	2.1%
Puerto Rico Commonwealth, 5.75%, 7/1/2031	1.4%
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, 5.00%, 8/1/2031	1.4%
Puerto Rico Commonwealth, 4.00%, 7/1/2033	1.3%
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, 5.25%, 8/1/2031	1.1%
Puerto Rico Commonwealth, 5.62%, 7/1/2029	1.1%
California Community Choice Financing Authority, Clean Energy Project, 5.25%, 1/1/2054	1.0%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, 5.00%, 7/1/2030	1.0%
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, 5.00%, 7/1/2029	1.0%
California Housing Finance Agency, 4.00%, 3/20/2033	0.9%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000053009
Shareholder Report [Line Items]
Fund Name	VanEck Short Muni ETF
Class Name	VanEck Short Muni ETF
Trading Symbol	SMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Short Muni ETF for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short Muni ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 265,878,231
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 91,573
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$265,878,231 Number of Portfolio Holdings338 Portfolio Turnover Rate11% Advisory Fees Paid$91,573
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.3%
Other Investments		1.5%
Multi-Family Housing		1.4%
Pollution Control		1.4%
Airport		1.5%
Toll & Turnpike		3.2%
Leasing COPS & Appropriations		3.9%
Water & Sewer		5.0%
Hospitals		5.1%
Power		5.2%
Education		5.6%
Transportation		5.7%
Utilities		8.2%
Tax		8.9%
Refunded		9.1%
Local GO		14.2%
State GO		18.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

State of California, Various Purpose, 5.00%, 4/1/2030	1.2%
Black Belt Energy Gas District Gas, Project No. 4, 4.00%, 12/1/2049	0.9%
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, 1.75%, 9/1/2029	0.8%
County of King, Limited Tax, 4.00%, 7/1/2030	0.8%
City of Chicago, 5.00%, 1/1/2030	0.8%
Commonwealth of Pennsylvania, 5.00%, 2/15/2027	0.8%
Metropolitan Transportation Authority, 5.00%, 11/15/2048	0.8%
Los Angeles Unified School District, 5.00%, 7/1/2030	0.7%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, 5.00%, 6/1/2045	0.7%
Tennessee Energy Acquisition Corp., Gas Project, 4.00%, 11/1/2049	0.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/